Consolidated Statement Of Operations (USD $)	9 Months Ended
Dec. 31, 2012
Rental revenue	$ 25,000
Operating expenses
General and administrative	909,000
Acquisition expenses	227,000
Operating and maintenance	10,000
Depreciation	18,000
Total operating expenses	1,164,000
Loss from operations	(1,139,000)
Other expense
Interest expense	2,000
Net loss before provision for income taxes	(1,141,000)
Net loss	$ (1,141,000)
Basic and diluted loss per weighted average common share (in Dollars per share)	$ (16.36)
Weighted average common shares outstanding, basic and diluted (in Shares)	69,750